Events after reporting period (Details) $ in Billions				12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 26, 2025 USD ($)	Feb. 17, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2026 USD ($)	Mar. 26, 2025 TWD ($)	Jun. 24, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 356,768,000	$ 410,171,000
Issuance of shares				$ 50,368,000	$ 118,000	$ 472,579,000
Strategic Partnership | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares	$ 4,000,000		$ 1,000,000
Total consideration			$ 30,000,000
Issued capital, ordinary shares							$ 100,000,000
Convertible Note
Disclosure of non-adjusting events after reporting period [line items]
Borrowings									$ 25,000,000
Revolving Facility | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Loan facility, maximum borrowing capacity		$ 61,500,000						$ 2.0
Borrowing term		3 years
Revolving Facility | Entering into significant commitments or contingent liabilities | Interbank Offered Rate Plus | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		1.60%						1.60%